Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2016
Net loss per ordinary share attributable to Stratasys Ltd.
Schedule of Computations of Numerator and Denominator of Basic and Diluted Income (Loss) Per Share

The following table presents the numerator and denominator of the basic and diluted net loss per share computations for the three and nine months ended September 30, 2016 and 2015:

	Three months ended September 30,		Nine months ended September 30,
	2016	2015	2016	2015
	In thousands, except per share amounts
Numerator:
Net loss attributable to Stratasys Ltd.	$(20,827)	$(901,273)	$(62,458)	$(1,140,492)
Adjustment of redeemable non-controlling interest to redemption amount	-	-	-	(1,800)
Net loss attributable to Stratasys Ltd. for basic and diluted loss per share	(20,827)	(901,273)	(62,458)	(1,142,292)

Denominator:
Weighted average shares – denominator for basic and diluted net loss per share	52,432	51,941	52,232	51,437

Net loss per share attributable to Stratasys Ltd.
Basic	$(0.40)	$(17.35)	$(1.20)	$(22.21)
Diluted	$(0.40)	$(17.35)	$(1.20)	$(22.21)